SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE (Details) - $ / shares		9 Months Ended		12 Months Ended
		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date closing price of Common Stock				$ 25.25		$ 130.75
Expected term (years)				3 years 6 months		3 years 6 months
Risk-free interest rate				3.40%		0.80%
Volatility				112.00%		141.00%
Dividend yield				0.00%		0.00%
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date closing price of Common Stock		$ 18.25	[1]	$ 19.75	[2]	$ 186.00	[2]
Expected term (years)		5 years	[3]	5 years	[4]	2 years 7 months 6 days	[4]
Risk-free interest rate		4.20%		3.60%		0.30%
Volatility		102.00%		102.00%		138.00%
Dividend yield		0.00%		0.00%		0.00%
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date closing price of Common Stock		$ 10.00
Expected term (years)	[5]	3 years 6 months
Risk-free interest rate		3.90%
Volatility		102.00%
Dividend yield		0.00%

[1]	Weighted average grant price.
[2]	Weighted average grant price.
[3]	The valuation of warrants is based on the expected term.
[4]	The valuation of warrants is based on the contractual term of the warrant rather than the expected term.
[5]	Represents the weighted average remaining contractual term until the warrants expire.